Cover - USD ($)	Jan. 18, 2023	Jun. 28, 2022
Restructuring Cost and Reserve [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jan. 18, 2023
Entity File Number	000-56239
Entity Registrant Name	Quality Industrial Corp.
Entity Central Index Key	0001393781
Entity Tax Identification Number	35-2675388
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	315 Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(800)
Local Phone Number	706-0806
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Quality International Co Ltz Fzc [Member]
Restructuring Cost and Reserve [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage		51.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Description		On January 18, 2023, we entered into a definitive Stock Purchase Agreement (the “Purchase Agreement”) with the shareholders of Quality International, which agreement provided for our purchase of 52% (increased by 1% over the Agreement) of the shares of Quality International Co Ltd FZC (the “Shares”)
Business Combination, Price of Acquisition, Expected		$ 137,000,000